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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-07674
                                  ---------------------------------------------
The Diversified Investors Funds Group
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               (Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase, N.Y. 10577
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   (Address of principal executive offices)                      (Zip code)

Joseph Carusone, Vice President, Diversified Investment Advisors,
4 Manhattanville Road, Purchase, N.Y. 10577
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 914-697-8586
                                                    ---------------------------
Date of fiscal year end: December 31, 2004
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Date of reporting period: June 30, 2004
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07674
Reporting Period: 07/01/2003 - 06/30/2004

======================= DIVERSIFIED INVESTORS FUNDS GROUP ======================

Diversified Investors Aggressive Equity Fund
Diversified Investors Balanced Fund
Diversified Investors Core Bond Fund
Diversified Investors Equity Growth Fund
Diversified Investors Growth & Income Fund
Diversified Investors High Quality Bond Fund
Diversified Investors High Yield Bond Fund
Diversified Investors Intermediate Government Bond Fund
Diversified Investors International Equity Fund
Diversified Investors Mid-Cap Growth Fund
Diversified Investors Mid-Cap Value Fund
Diversified Investors Money Market Fund
Diversified Investors Small-Cap Growth Fund
Diversified Investors Small-Cap Value Fund
Diversified Investors Special Equity Fund
Diversified Investors Value & Income Fund

The above funds are fully invested in a corresponding series of Diversified Investors Portfolios. As a result, they do not participate in proxy voting.

For a complete record of each underlying portfolio's voting record, please refer to the Form N-PX filed on August 30, 2004 for Diversified Investors Portfolios, Investment Company Act # 811-08272; CIK # 0000917153.

======== DIVERSIFIED INVESTORS INSTITUTIONAL STRATEGIC ALLOCATION FUNDS ========

Institutional Short Horizon Strategic Allocation Fund
Institutional Short/Intermediate Horizon Strategic Allocation Fund Institutional Intermediate Horizon Strategic Allocation Fund
Institutional Intermediate/Long Horizon Strategic Allocation Fund
Institutional Long Horizon Strategic Allocation Fund

The above funds are "fund-of-funds" fully invested in various funds listed under the filing for "THE DIVERSIFIED INVESTORS FUNDS GROUP II". No series of The Diversified Investors Funds Group II solicited proxies during the reporting period for this N-PX report.

======== DIVERSIFIED INVESTORS FUNDS GROUP - STEPHENS INTERMEDIATE BOND ========

This Portfolio did not hold any voting securities during the period; therefore, no proxies have been voted.

============== DIVERSIFIED INVESTORS FUNDS GROUP - STOCK INDEX FUND ============

This fund is fully invested in Master Index Portfolio - S&P 500 Index Master Portfolio. As a result, it does not participate in proxy voting.

For a complete record of the underlying portfolio's voting record, please refer to the Form N-PX scheduled to be filed by August 31, 2004 for Master Index Portfolio, Investment Company Act # 811-08162; CIK # 0000915092.

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                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Diversified Investors Funds Group
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By (Signature and Title)* Joseph Carusone, Vice President
                         ------------------------------------------------------
Date August 30, 2004
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